Annual Fund Operating Expenses - American Century ETF Trust	Aug. 05, 2025
American Century Small Cap Growth Insights ETF | American Century Small Cap Growth Insights ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.49%
American Century Small Cap Value Insights ETF | American Century Small Cap Value Insights ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.49%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.